Document and Entity Information	Oct. 27, 2022
Cover [Abstract]
Entity Registrant Name	NEWMARKET CORP
Amendment Flag	true
Entity Central Index Key	0001282637
Document Type	8-K/A
Document Period End Date	Oct. 27, 2022
Entity Incorporation State Country Code	VA
Entity File Number	1-32190
Entity Tax Identification Number	20-0812170
Entity Address, Address Line One	330 South Fourth Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	788-5000
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	NEU
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 1 of Form 8-K amends the Form 8-K filed by NewMarket Corporation on October 31, 2022 with the Securities and Exchange Commission to add the following disclosure now that the salary of Mr. Skrobacz described below in Item 5.02 has been determined.